SUBSEQUENT EVENTS (Details) - Subsequent Event $ in Millions	Feb. 06, 2024 USD ($)
I-Mab Hangzhou
Subsequent Event [Line Items]
Equity interest subscription amount	$ 19.0
Segment Discontinued Operations | I-Mab Shanghai | I-Mab Hangzhou
Subsequent Event [Line Items]
Percentage of transfer of outstanding equity interest	100.00%
Segment Discontinued Operations | I-Mab Shanghai | I-Mab Hangzhou | Maximum
Subsequent Event [Line Items]
Aggregate consideration	$ 80.0
Segment Discontinued Operations | I-Mab Hangzhou | I-Mab Hong Kong
Subsequent Event [Line Items]
Exchange for extinguishment of the existing repurchase obligations	183.0
Segment Discontinued Operations | I-Mab Hangzhou | I-Mab Hong Kong | Maximum
Subsequent Event [Line Items]
Total amount of potential repurchase obligations owed	35.0
Segment Discontinued Operations | I-Mab Hangzhou | I-Mab Hong Kong | Minimum
Subsequent Event [Line Items]
Total amount of potential repurchase obligations owed	$ 30.0